Other Long-term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Noncurrent [Abstract]
CER pipeline abandonment trust	$ 88	$ 79
Operating lease liabilities (Note 10)	23	22
Long-term contract liabilities (Note 6)	24	19
Withdrawal of Variable Toll Disputes	21	0
Keystone environmental provision (Note 23)	7	10
Employee post-retirement benefits (Note 20)	10	7
Other	6	3
Other long-term liabilities	$ 179	$ 140